Document And Entity Information	Dec. 31, 2020
Document Information Line Items
Entity Registrant Name	TATTOOED CHEF, INC.
Document Type	POS AM
Amendment Flag	true
Amendment Description	This Post-Effective Amendment No. 1 (this “Post-Effective Amendment No. 1”) to the Registration Statement on Form S-1 (File No. 333-249890) (the “Registration Statement”), as originally declared effective by the Securities and Exchange Commission (the “SEC”) on November 19, 2020, is being filed to include information contained in the registrant’s Annual Report on Form 10-K for the year ended December 31, 2020, which was filed with the SEC on March 19, 2021, and to update certain other information in the Registration Statement.
Entity Central Index Key	0001741231
Entity Filer Category	Non-accelerated Filer
Document Period End Date	Dec. 31, 2020
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	DE